Intangible assets - Schedule of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tom Ford Fashion Segment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 53	€ 64
WACC (%)	9.92%	9.62%
EBITDA CAGR (%)	47.30%	9.00%
Growth rate (%)	3.00%	3.00%
WACC +100 bps	9,000,000	14,000,000
EBITDA -500 bps	12,000,000	16,000,000
Growth rate -50 bps	44,000,000	55,000,000
CGU Thom Browne group
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 110	€ 396
WACC (%)	8.68%	8.75%
EBITDA CAGR (%)	50.30%	31.50%
Growth rate (%)	2.75%	2.75%
WACC +100 bps	0.0054	0.0247
EBITDA -500 bps	0.0055	0.0325
Growth rate -50 bps	0.0060	0.0325
CGU Thom Browne Korea Ltd.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 25	€ 30
WACC (%)	8.72%	9.01%
EBITDA CAGR (%)	42.90%	28.70%
Growth rate (%)	3.00%	3.00%
WACC +100 bps	0.0021	0.0021
EBITDA -500 bps	0.0020	0.0026
Growth rate -50 bps	0.0022	0.0026
CGU Ermenegildo Zegna Korea Co.Ltd.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 1	€ 5
WACC (%)	8.72%	9.01%
EBITDA CAGR (%)	31.20%	52.50%
Growth rate (%)	3.00%	3.00%
WACC +100 bps	0	0.0003
EBITDA -500 bps	(0.0001)	0.0003
Growth rate -50 bps	0	0.0004
CGU Gruppo Dondi S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 29	€ 49
WACC (%)	9.46%	9.46%
EBITDA CAGR (%)	7.90%	17.00%
Growth rate (%)	3.00%	3.00%
WACC +100 bps	0.0025	0.0038
EBITDA -500 bps	0.0025	0.0044
Growth rate -50 bps	0.0025	0.0044
CGU Gruppo Dondi S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 14	€ 19
WACC (%)	9.46%	9.46%
EBITDA CAGR (%)	7.00%	9.10%
Growth rate (%)	3.00%	3.00%
WACC +100 bps	0.0012	0.0013
EBITDA -500 bps	0.0012	0.0016
Growth rate -50 bps	0.0012	0.0016
CGU In.Co. S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 40	€ 83
WACC (%)	9.46%	9.46%
EBITDA CAGR (%)	41.10%	60.80%
Growth rate (%)	3.00%	3.00%
WACC +100 bps	0.0023	0.0053
EBITDA -500 bps	0.0025	0.0069
Growth rate -50 bps	0.0025	0.0068
Tessitura Ubertino S.r.l.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 28	€ 23
WACC (%)	9.46%	9.46%
EBITDA CAGR (%)	10.60%	4.50%
Growth rate (%)	3.00%	3.00%
WACC +100 bps	0.0025	0.0019
EBITDA -500 bps	0.0026	0.0021
Growth rate -50 bps	0.0026	0.0021